Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of such material nonpublic information for purposes of affecting the exercise price of such awards or the value of executive compensation.
In addition, we do not grant equity awards during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information. During fiscal year 2025, we did not grant equity awards to the named executive officers.

Award Timing Method	In addition, we do not grant equity awards during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false